ACQUISITIONS	6 Months Ended
Jun. 30, 2014
ACQUISITIONS [Abstract]
ACQUISITIONS
NOTE 5:	ACQUISITIONS

a.	ClientConnect Ltd.

On September 16, 2013, the Company announced an agreement (the "Agreement") to combine the ClientConnect business of Conduit Ltd. with Perion in an all-stock transaction. On December 31, 2013 Conduit spun off its ClientConnect business, which includes its monetization and distribution platform for publishers and developers. On January 2, 2014 (the "Closing Date") Perion issued 54,753,582 shares and 2,815,026 stock options to ClientConnect's former shareholders and optionholders. Upon closing, the Company was owned 81% by the pre-closing ClientConnect shareholders and option holders and 19% by the pre-closing Perion shareholders and option holders, on a fully diluted basis as defined in the Agreement.  During the six months period ended June 30, 2014, the Company incurred $3,161 expenses in connection with the acquisition, which are included in the general and administrative expense.

In connection with the spin off from Conduit, it was agreed between Conduit and ClientConnect that the working capital transferred to ClientConcect will be zero, except for the balance of Conduit with Perion (see Note 9b).

The transaction has been accounted for as an acquisition of Perion by ClientConnect in accordance with ASC 805, "Business Combinations," ("ASC 805"), using the acquisition method of accounting with ClientConnect as the accounting acquirer. Under these accounting standards, the total purchase price has been calculated as follows:

Number of shares of Perion ordinary shares outstanding on January 2, 2014	12,524,000
Closing price per share of Perion's ordinary shares on January 2, 2014 (Closing Date)	$12.64

Total fair value of stock consideration	$158,303
Fair value of vested Perion options (for accounting purposes only)	$7,492

Total purchase price	$165,795

The fair value of Perion's vested options represent the fair value of such options attributable to service periods prior to the Closing Date, using the stock price at the Closing Date as an input to the Binomial option-pricing model to determine the fair value of the options.

Under the acquisition method of accounting, the total purchase price is allocated to the net tangible and intangible assets of Perion acquired in the acquisition, based on their fair values at the Closing Date. The estimated fair values are preliminary and based on the information that was available as of the Closing Date. The Company believes that the information provides a reasonable basis for estimating the fair values, but is waiting for additional information necessary to finalize these amounts, particularly with respect to the estimated fair value of intangible assets. Thus the preliminary measurements of fair value reflected are subject to changes and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the Closing Date.

The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows:

	$	Estimated Useful Life
Amortizable intangible assets:
Acquired technology	28,390	3-5 years
In process research and development	8,100	*
Tradename and other	13,440	4-11 years
Net tangible assets assumed	4,576
Deferred tax liabilities	(7,591)

Net assets acquired	46,915
Goodwill	118,880

Total fair value considerations	165,795

* Will be determined upon completion of the development

The following unaudited condensed combined pro forma information for the period ended June 30, 2013, gives effect to the acquisition of ClientConnect as if the acquisition had occurred on January 1, 2013. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred if the acquisition had been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $3,780, net of related tax effects.

Six Months Ended June 30, 2013
Unaudited

Revenues	212,455
Net income from continuing operations	46,889
Net loss from discontinued operations	(14,901)

Net income from continuing operations per ordinary share:
Basic	$0.71
Diluted	$0.70
Net income from discontinued operations per ordinary share:
Basic	$(0.22)
Diluted	$(0.22)